Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Supplemental Cash Flow Information [Abstract]
Advertising expense	$ 102	$ 141	$ 843
Foreign exchange gains (losses)	$ (12)	$ 42	$ (62)